Income Taxes (Details) - Schedule of effective income tax rate reconciliation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of effective income tax rate reconciliation [Abstract]
Amount U.S. federal statutory income tax rate	$ (28,855)	$ (1,562)
Percent U.S. federal statutory income tax rate	21.00%	21.00%
Amount State taxes, net of federal benefit	$ (3,590)	$ (75)
Percent State taxes, net of federal benefit	2.60%	1.00%
Amount SAFE instruments remeasurement	$ 18,250
Percent SAFE instruments remeasurement	(13.30%)
Amount Warrant liability remeasurement	$ 1,397
Percent Warrant liability remeasurement	(1.00%)
Amount Transaction costs	$ (1,531)
Percent Transaction costs	1.10%
Amount Valuation allowance	$ 14,531	$ 1,770
Percent Valuation allowance	(10.60%)	(23.80%)
Amount Other	$ (200)	$ (133)
Percent Other	0.20%	1.80%
Amount Income tax expense	$ 2
IPercent ncome tax expense